Allowance For Loan Losses (Schedule Of Allowance For Loan Loss By Portfolio Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan Losses [Roll Forward]
Beginning balance	$ 19,251	$ 20,074
Charge-offs	(5,486)	(9,428)
Recoveries	1,570	1,617
Provision	(4,232)	(6,435)
Provision for acquired loans with deteriorated credit quality	163	553
Ending balance	19,730	19,251
Allowance for loan loss, Evaluated for impairment, Individually	665	0
Allowance for loan loss, Evaluated for impairment, Collectively	18,848	18,422
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	217	829
Allowance for loan loss, Total	19,730	19,251
Loans, Evaluated for impairment, Individually	7,581	8,482
Loans, Evaluated for impairment, Collectively	3,028,202	2,839,447
Gross loans	3,046,226	2,862,534
Commercial and industrial
Allowance for Loan Losses [Roll Forward]
Beginning balance	3,271	1,582
Charge-offs	(148)	(5,768)
Recoveries	14	74
Provision	(1,069)	(7,383)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	4,206	3,271
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	4,200	3,267
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	6	4
Allowance for loan loss, Total	4,206	3,271
Loans, Evaluated for impairment, Individually	1,611	2,349
Loans, Evaluated for impairment, Collectively	183,741	162,662
Gross loans	185,667	165,340
Commercial real estate
Allowance for Loan Losses [Roll Forward]
Beginning balance	6,985	8,845
Charge-offs	(1,676)	(580)
Recoveries	487	366
Provision	(614)	2,199
Provision for acquired loans with deteriorated credit quality	163	553
Ending balance	6,573	6,985
Allowance for loan loss, Evaluated for impairment, Individually	665	0
Allowance for loan loss, Evaluated for impairment, Collectively	5,788	6,173
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	120	812
Allowance for loan loss, Total	6,573	6,985
Loans, Evaluated for impairment, Individually	5,970	6,133
Loans, Evaluated for impairment, Collectively	1,216,050	1,109,327
Gross loans	1,229,516	1,127,581
Residential real estate
Allowance for Loan Losses [Roll Forward]
Beginning balance	6,778	7,208
Charge-offs	(1,734)	(1,144)
Recoveries	187	199
Provision	(1,449)	(515)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	6,680	6,778
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	6,589	6,765
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	91	13
Allowance for loan loss, Total	6,680	6,778
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	1,448,830	1,381,064
Gross loans	1,451,462	1,383,133
Home equity
Allowance for Loan Losses [Roll Forward]
Beginning balance	1,463	1,495
Charge-offs	(390)	(312)
Recoveries	0	0
Provision	(344)	(280)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	1,417	1,463
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	1,417	1,463
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	0	0
Allowance for loan loss, Total	1,417	1,463
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	141,965	147,036
Gross loans	141,965	147,036
Consumer Loan
Allowance for Loan Losses [Roll Forward]
Beginning balance	97	85
Charge-offs	(126)	(210)
Recoveries	118	186
Provision	7	(36)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	82	97
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	82	97
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	0	0
Allowance for loan loss, Total	82	97
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	32,545	35,997
Gross loans	32,545	36,083
DDA Overdrafts
Allowance for Loan Losses [Roll Forward]
Beginning balance	657	859
Charge-offs	(1,412)	(1,414)
Recoveries	764	792
Provision	(763)	(420)
Provision for acquired loans with deteriorated credit quality	0	0
Ending balance	772	657
Allowance for loan loss, Evaluated for impairment, Individually	0	0
Allowance for loan loss, Evaluated for impairment, Collectively	772	657
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Allowance for Loan Losses	0	0
Allowance for loan loss, Total	772	657
Loans, Evaluated for impairment, Individually	0	0
Loans, Evaluated for impairment, Collectively	5,071	3,361
Gross loans	5,071	3,361
Receivables Acquired with Deteriorated Credit Quality [Member]
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	10,443	14,605
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial and industrial
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	315	329
Receivables Acquired with Deteriorated Credit Quality [Member] | Commercial real estate
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	7,496	12,121
Receivables Acquired with Deteriorated Credit Quality [Member] | Residential real estate
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	2,632	2,069
Receivables Acquired with Deteriorated Credit Quality [Member] | Home equity
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	0	0
Receivables Acquired with Deteriorated Credit Quality [Member] | Consumer Loan
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	0	86
Receivables Acquired with Deteriorated Credit Quality [Member] | DDA Overdrafts
Allowance for Loan Losses [Roll Forward]
Loans, Acquired with Deteriorated Credit Quality	$ 0	$ 0